Other payables	6 Months Ended
Jun. 30, 2024
Other Payables [Abstract]
Other payables	Other payables
Current other payables

	June 30, 2024	December 31, 2023
	£’000	£’000
Accruals	13,016	16,238
Other payables	5,253	2,087
Other taxation and social security	5,120	5,897
Corporation tax	192	111
	23,581	24,333